Document and Entity Information	Nov. 14, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2022
Entity Registrant Name	Great Elm Group, Inc.
Entity Central Index Key	0001831096
Current Fiscal Year End Date	--06-30
Entity Emerging Growth Company	false
Entity File Number	001-39832
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3622015
Entity Address, Address Line One	800 South Street
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	617
Local Phone Number	375-3006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	GEG
Security Exchange Name	NASDAQ
7.25% Notes due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.25% Notes due 2027
Trading Symbol	GEGGL
Security Exchange Name	NASDAQ